Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(1),(2),(4)	Compensation Actually Paid to Second PEO ($)(1),(2),(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3),(4)	Value of Initial Fixed $100 Investment Based On:		Net Income including Non- Controlling interests (in thousands) ($)	Adjusted EBITDA, including Non- Controlling interests (in thousands) ($)
							TSR ($)(5)	Peer Group TSR ($)(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	6,156,243	N/A	(58,228,810)	N/A	2,300,666	299,263	206	347	525,928	987,704
2024	7,243,604	N/A	95,197,207	N/A	2,325,738	12,002,562	303	337	244,233	971,118
2023	2,321,989	N/A	12,041,430	N/A	1,939,456	3,318,227	165	224	386,452	838,830
2022	343,606	1,184,860	706,646	110,279,592	773,671	7,750,920	164	188	250,721	772,189
2021	2,476,399	N/A	4,346,136	N/A	977,732	1,696,415	143	145	99,221	283,802

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO and the non-PEO NEOs for each year are as follows:
(a)2025: PEO - Jamie Welch; non-PEO NEOs - Matthew Wall, Steven Stellato, R. Todd Carpenter, Anne Psencik, Lindsay Ellis, and Trevor Howard.
(b)2024: PEO - Jamie Welch; non-PEO NEOs - Matthew Wall, Steven Stellato, R. Todd Carpenter, and Anne Psencik.
(c)2023: PEO – Jamie Welch; non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, and Anne Psencik. In 2023, Jamie Welch became our sole PEO and, therefore, is included in the “First PEO” columns for 2023 and 2024.
(d)2022: PEO – Clay Bretches (First PEO) and Jamie Welch (Second PEO); non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, Anne Psencik, and Ben C. Rodgers.
(e)2021: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe.

PEO Total Compensation Amount	$ 6,156,243	$ 7,243,604		$ 343,606	$ 2,476,399
PEO Actually Paid Compensation Amount	$ (58,228,810)	95,197,207		706,646	4,346,136
Adjustment To PEO Compensation, Footnote	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Bretches for each of 2022 and 2021 and Mr. Welch for each of 2025, 2024, 2023 and 2022. As neither Mr. Bretches nor Mr. Welch participated in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total CAP to Mr. Bretches for 2022 and 2021 and to Mr. Welch for 2025, 2024, 2023 and 2022.

	2025 ($)(a)	2024 ($)(a)	2023 ($)(a)	2022 ($)(a)	2022 ($)(b)	2021 ($)(b)

PEO SUMMARY COMPENSATION TABLE TOTALS	6,156,243	7,243,604	2,231,989	1,184,860	343,606	2,476,399
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(5,140,841)	(4,866,103)	(828,548)	—	(212,028)	(1,507,456)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	2,173,064	10,942,702	874,913	100,583,974	333,494	2,676,599
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	(70,622,787)	71,487,644	973,001	—	209,535	562,300
Fair value as of the vesting date of equity awards granted and vested during the year	690,502	1,721,576	705,500	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year		—	—	—	18,432	49,668
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year		—	—	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	8,515,009	8,667,784	7,994,575	8,510,757	13,607	88,626
Total Equity Award Related Adjustments	(59,244,212)	92,819,706	10,547,989	109,094,731	575,068	3,377,193
COMPENSATION ACTUALLY PAID TOTALS	(58,228,810)	95,197,207	11,951,430	110,279,591	706,646	4,346,136
(a)Represents PEO compensation for Mr. Welch.
(b)Represents PEO compensation for Mr. Bretches.

Non-PEO NEO Average Total Compensation Amount	$ 2,300,666	2,325,738	$ 1,939,456	773,671	977,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 299,263	12,002,562	3,318,227	7,750,920	1,696,415
Adjustment to Non-PEO NEO Compensation Footnote	The Company deducted from and added to the average Summary Compensation Table total compensation the following amounts to calculate the average CAP in accordance with Item 402(v) of Regulation S-K as disclosed in column (e) for the non-PEO NEOs in each respective year. As the Company’s non-PEO NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and the average total CAP to the non-PEO NEOs for 2025, 2024, 2023, 2022, and 2021.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

NON-PEO NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	2,300,666	2,325,738	1,939,456	773,671	977,732
Deduct the average fair value reported in the Summary Compensation Table of equity awards granted during the year	(1,484,744)	(1,149,718)	(1,068,833)	(183,333)	(455,701)
Add (Subtract):
Average fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	548,223	2,350,969	1,128,644	6,670,004	886,742
Change in average fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	(1,570,303)	6,635,337	80,277	20,267	194,623
Average fair value as of the vesting date of equity awards granted and vested during the year	275,522	861,720	410,058	—	—
Change in average fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	(60,011)	—	—	1,340	47,853
Average fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year		—	—	—	—
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	289,911	978,515	828,625	468,971	45,166
Total Average Equity Award Related Adjustments	(516,658)	10,826,542	2,447,604	7,160,582	1,174,384
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	299,263	12,002,562	3,318,227	7,750,920	1,696,415

Equity Valuation Assumption Difference, Footnote	There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating CAP from the assumptions used to compute the valuation of such equity awards as of the grant date.
Tabular List, Table

Most Important Performance Measures

Adjusted EBITDA
Free Cash Flow
Net Debt to EBITDA

Total Shareholder Return Amount	$ 206	303	165	164	143
Peer Group Total Shareholder Return Amount	347	337	224	188	145
Net Income (Loss)	$ 525,928,000	$ 244,233,000	$ 386,452,000	$ 250,721,000	$ 99,221,000
Company Selected Measure Amount	987,704,000	971,118,000	838,830,000	772,189,000	283,802,000
PEO Name	Jamie Welch	Jamie Welch	Jamie Welch		Clay Bretches
Additional 402(v) Disclosure	The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A Common Stock and (ii) the Peer Group TSR column represent the measurement period value of an investment of $100 in our peer group. The peer group for purposes of the Pay versus Performance table is the Alerian US Midstream Energy Index, which is the same peer group we used in our Annual Report on Form 10-K for the year ended December 31, 2025.
Narrative to Pay Versus Performance Table
As discussed in greater detail in the Compensation Discussion and Analysis above, the Compensation Committee considers many factors when making decisions concerning the compensation of our NEOs. TSR, Net Income and Adjusted EBITDA are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions and projected performance modifiers but does not reflect actual amounts realized by our NEOs for those awards. In fiscal year 2025, the Compensation Committee also made compensation decisions to align our PEO and non-PEO NEOs’ compensation more closely with market practices.
Since Kinetik was formed as a result of the Transactions, which closed on February 22, 2022, and our NEOs, were appointed in connection with the closing of the Transactions, we believe it is difficult to link CAP to our NEOs to our financial performance over the time period from 2021 to 2023 as presented in the Pay Versus Performance table.
Nevertheless, from 2021 to 2022, our TSR, the TSR of our peer group, and CAP to our PEO(s) and the average CAP to our non-PEO NEOs all increased. In 2022, CAP to our NEOs outpaced the increase in our TSR primarily due to differences in NEO composition and executive compensation practices and disclosures related to the compensation strategy at BCP, a private equity-backed company that employed and compensated our NEOs prior to the Transactions. In addition, prior to the Transactions, Altus did not directly employ or compensate any of its executive officers, and the CAP amounts for Messrs. Bretches, Rodgers and Noe, as applicable, reflect the applicable allocation percentage applied to each applicable NEO’s compensation from Apache for the years 2022 and 2021 (which allocation percentage was designed to reflect the amount of time that such NEOs devoted to the business of Altus relative to the total time that such NEOs devoted to the businesses of Apache and its affiliates as a whole for the applicable year and hence reflect the portion of compensation paid by Apache for the applicable year that was allocable to services performed by such NEOs for Altus). Further, pre-Transactions, BCP awarded the NEOs, particularly Mr. Welch, with a significant amount of equity awards as is typical for private equity-backed companies to help align the executives’ interests with BCP’s long-term goals, which equity awards were exchanged for replacement equity awards by Kinetik in connection with the Transactions. However, we believe the fact that a significant portion of the compensation for our NEOs during 2022 was comprised of equity awards, including performance-based awards, continues to align their interests with those of Kinetik and its stockholders. For more information regarding the Transaction-related equity awards, please see “Equity Awards—Consideration Allocation Shares” above.
From 2023 to 2024, our TSR, the TSR of our peer group, and the CAP to our PEO and the average CAP to our non-PEO NEOs all increased. From 2024 to 2025, the TSR of our peer group increased, while our TSR, the CAP to our PEO and the average CAP to our non-PEO NEOs decreased. Long-term equity incentives represent a vast majority of our NEOs total target compensation and our stock price performance, measured by TSR, is the key driver of Compensation Actually Paid. We also use relative TSR metrics as a performance metric for our PSU awards. This shows how CAP to our NEOs and TSR are tightly linked. Importantly, while CAP to our NEOs declined in 2025 due to the decrease in the fair value of unvested equity awards, our underlying operational performance remained strong, as evidenced by continued growth in Adjusted EBITDA (as further described below). The corresponding decline in our TSR and CAP to our NEOs for 2025 demonstrates that our compensation program is working as intended, as when stock price declines, our NEOs’ realized compensation declines accordingly, aligning the interests of our NEOs with those of our stockholders.
While it looks as if the CAP to our NEOs was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal year 2023, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in our TSR and the TSR of our peer group due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance.
In addition, the substantial improvement in our Net Income between 2021 and 2022 is directionally aligned with the increase in CAP over the same period. Net income again increased between 2022 and 2023. While, as noted above, it looks as if our CAP was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal year 2023, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in net income due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance. From 2023 to 2024, our Net Income decreased by approximately 37% whereas the CAP to our PEO and non-PEO NEOs both increased. The increase in the CAP paid to our PEO and non-PEO NEOs is in part due to the issuance of new long-term equity incentive awards granted to our NEOs that are tied to the Company’s performance, which may or may not become earned by our NEOs. These new awards were granted to align our PEO and non-PEO NEOs compensation with market levels and to enhance the tie between our NEOs’ levels of compensation and the Company’s performance. It is important to note that the increase in CAP paid to our NEOs also reflects a nearly 70% increase in the value of our common stock measured from fiscal year end 2023 to fiscal year end 2024, from $33.40 to $56.71. From 2024 to 2025, Net Income more than doubled whereas CAP to our PEO and non-PEO NEOs both decreased. As previously discussed, CAP is heavily influenced by stock price movements on unvested equity awards, and while CAP may not always move directionally with Net Income, the substantial increase in Net Income reflects the Company’s strong operational performance during 2025 despite stock price changes.
Further, there was a disproportionate pay increase in CAP to our NEOs in relation to the increase in EBITDA between 2021 and 2022. While Adjusted EBITDA is a metric in our annual incentive plan and, therefore, impacts executive compensation, there are several other factors that impact CAP, including the increase in our stock price as well as the impact of the Transactions on our executive compensation structure. Adjusted EBITDA again increased between 2022 and 2023. While, as noted above, it looks as if our CAP was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal years 2023 and 2024, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in Adjusted EBITDA due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance.
Specifically, Adjusted EBITDA increased by 15.77% from 2023 to 2024, largely as a result of our acquisition of Durango, record natural gas processed volume growth, our increased equity interest in EPIC, and a full-year benefit from the in-service of the Permian Highway Pipeline expansion and Delaware Link pipeline. Adjusted EBITDA increased again from 2024 to 2025, growing from $971 million to $988 million. Notably, our Adjusted EBITDA has increased every year reflected in the Pay Versus Performance table above, which reflects strong Company performance over the time period covered by the table. This strong financial performance is a testament to the strategic leadership, operational excellence and performance of our Company and, specifically, our NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to EBITDA
Jamie Welch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,156,243	$ 7,243,604	$ 2,321,989	$ 1,184,860
PEO Actually Paid Compensation Amount	(58,228,810)	95,197,207	12,041,430	$ 110,279,592
PEO Name				Jamie Welch
Clay Bretches [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 343,606	$ 2,476,399
PEO Actually Paid Compensation Amount				$ 706,646	4,346,136
PEO Name				Clay Bretches
Mr. Welch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,231,989
PEO Actually Paid Compensation Amount			11,951,430
Mr. Bretches [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,184,860
PEO Actually Paid Compensation Amount			110,279,591
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,140,841)	(4,866,103)		$ (212,028)	(1,507,456)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,244,212)	92,819,706		575,068	3,377,193
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,173,064	10,942,702		333,494	2,676,599
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,622,787)	71,487,644		209,535	562,300
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	690,502	1,721,576		0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		18,432	49,668
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,515,009	8,667,784		13,607	88,626
PEO | Mr. Welch [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(828,548)
PEO | Mr. Welch [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,547,989
PEO | Mr. Welch [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			874,913
PEO | Mr. Welch [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			973,001
PEO | Mr. Welch [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			705,500
PEO | Mr. Welch [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Welch [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Welch [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,994,575
PEO | Mr. Bretches [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Bretches [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			109,094,731
PEO | Mr. Bretches [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,583,974
PEO | Mr. Bretches [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Bretches [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Bretches [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Bretches [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Bretches [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,510,757
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,658)	10,826,542	2,447,604	7,160,582	1,174,384
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,484,744)	(1,149,718)	(1,068,833)	(183,333)	(455,701)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,223	2,350,969	1,128,644	6,670,004	886,742
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,570,303)	6,635,337	80,277	20,267	194,623
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,522	861,720	410,058	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,011)	0	0	1,340	47,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 289,911	$ 978,515	$ 828,625	$ 468,971	$ 45,166